RELATED PARTY TRANSACTIONS - Loan to Related Party and Interest Income (Details) - Loan to Related Party and Interest Income - Related Party				12 Months Ended
	Aug. 14, 2020 CNY (¥)	May 01, 2020 CNY (¥)	Mar. 19, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Aug. 14, 2020 USD ($)	May 01, 2020 USD ($)	Mar. 19, 2020 USD ($)
Related Party Transaction [Line Items]
Note receivable to a related party	¥ 40,503,802	¥ 40,260,000	¥ 38,914,847		$ 5,800,000	$ 5,800,000	$ 5,600,000
Annual interest rate	1.90%	4.35%	1.00%
Interest income - related party				$ 102,074